Tax (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Summary of Tax on (loss)/Profit	Tax on profit
 for the year

	United Kingdom			Other jurisdictions			Total

	2024 $m	2023 $m	2022 $m	2024 $m	2023 $m	2022 $m	2024 $m	2023 $m	2022 $m

Current tax

Current period a	24	16	6	292	245	177	316	261	183

Adjustments in respect of prior periods	–	–	(2)	–	12	(5)	–	12	(7)

	24	16	4	292	257	172	316	273	176

Deferred tax

Origination and reversal of temporary differences	11	1	(1)	(56)	(21)	(6)	(45)	(20)	(7)

Changes in tax rates and tax laws	–	–	–	–	2	–	–	2	–

Adjustments to unprovided or unrecognised deferred tax b	–	–	(2)	–	5	–	–	5	(2)

Adjustments in respect of prior periods	(2)	1	2	–	(1)	(5)	(2)	–	(3)

	9	2	(1)	(56)	(15)	(11)	(47)	(13)	(12)

Income tax charge for the year c	33	18	3	236	242	161	269	260	164

a.	Includes $2m (2023: $nil, 2022: $nil) in respect of taxes arising under the Pillar Two framework.

b.	Represent ed a reassessment of the recovery of deferred taxes in line with the Group’s profit forecasts.

c.	‘Other jurisdictions’ includes $169m (2023: $172m, 2022: $134m) in respect of US taxes.

Summary of Reconciliation of Tax Charge Including Gain on Disposal of Assets
Reconciliation of tax charge

	2024%	2023%	2022%

Tax at UK blended rate	25.0	23.5	19.0

Tax credits	(0.6)	(0.5)	(0.1)

System Fund a	1.2	(1.3)	3.1

Foreign exchange losses/( gains )	1.0	(1.0)	(0.9)

Other permanent differences b	(0.5)	0.9	0.5

Non-recoverable foreign taxes	2.4	1.3	3.5

Net effect of different rates of tax c	1.5	1.5	6.3

Effects of substantive enactment of UAE tax rates and laws d	–	(0.9)	–

Effect of changes in other tax rates and laws	–	0.2	0.1

Items on which deferred tax arose but where no deferred tax is recognised e	0.2	0.2	1.2

Effect of adjustments to unprovided or unrecognised deferred taxes f	–	0.5	(0.4)

Adjustment to tax charge in respect of prior periods g	(0.2)	1.3	(1.9)

	30.0	25.7	30.4

a.	The System Fund is, in general, not subject to taxation.

b.	Includes (1.0) %pts (2023: (0.6) %pts , 2022: (1.0) %pts ) in respect of the US Foreign-derived intangible income regime.

c.	Includes 1.2 %pts (2023: 1.3 %pts , 2022: 6.9 %pts ) driven by the relatively high blended US rate, which includes US Federal and State taxes.

d.
During 2023, law implementing a new corporate income tax regime was substantively enacted in the UAE. This resulted in the recognition of a deferred tax asset of $9m in the UAE. Absent further law change, this benefit is not likely to reoccur.

e.	Predominantly in respect of losses arising in the year.

f.
Adjustments relating to estimated recoverable deferred tax assets. In 2023, also included 0.7
%pts
 relating to the provision of previously unprovided deferred tax liabilities which arise on temporary differences in subsidiaries.

g.	Relates to the finalisation of tax returns, activity from tax authorities such as tax audits and the reassessment of provisions for uncertain tax positions.

Summary of Tabular Form of Taxes Paid Based on Geographical Area

	2024 $m	2023 $m	2022 $m

China a	11	5	10

Singapore a	7	4	1

United Kingdom	10	8	3

United States	220	171	165

Other jurisdictions	23	18	10

	271	206	189

Taxes withheld at source	38	37	22

Tax paid per cash flow	309	243	211

a.	Tax payments are typically based upon the previous year’s profits.

Summary of Reconciliation of Tax Paid to Total Current Tax Charge in Income Statement
A reconciliation of tax paid to the current tax charge in the Group income statement is as follows:

	2024 $m	2023 $m	2022 $m

Current tax charge in the Group income statement	316	273	176

Current tax credit in the Group statement of comprehensive income	(3)	(6)	(2)

Current tax credit taken directly to equity	(6)	(5)	–

Total current tax charge	307	262	174

Movements to tax contingencies a	(4)	(2)	10

Timing differences of cash tax paid and foreign exchange differences	6	(17)	27

Tax paid per cash flow	309	243	211

a.
Tax contingency movements are included within the current tax charge but do not impact cash tax paid in the year. Settlements of tax contingencies are included within cash tax paid in the year but not recorded in the current year tax charge.

Summary of Deferred Tax
Deferred tax

	Property, plant, equipment and software	Application fees	Deferred gains on loan notes	c	Associates	Losses	d	Deferred compensation and employee benefits a	Deferred revenue a,b	Research and development a	Intangible assets excluding software	Other short-term temporary differences	a,e	Total
	$m	$m	$m		$m	$m		$m	$m	$m	$m	$m		$m

At 1 January 2023	(53)	41	(34)		(59)	79		84	–	8	(40)	22		48

Group income statement	22	1	–		(1)	–		4	–	7	(9)	(11)		13

Group statement of comprehensive income	–	–	–		–	(6)		–	–	–	–	(5)		(11)

Group statement of changes in equity	–	–	–		–	–		6	–	–	–	–		6

Exchange and other adjustments	1	–	–		–	3		1	–	–	3	2		10

At 31 December 2023	(30)	42	(34)		(60)	76		95	–	15	(46)	8		66

Group income statement	21	–	–		1	(7)		9	30	18	(14)	(11)		47

Group statement of comprehensive income	–	–	–		–	(3)		–	–	–	–	(13)		(16)

Group statement of changes in equity	–	–	–		–	–		9	–	–	–	–		9

Exchange and other adjustments	–	–	–		–	(1)		–	–	–	–	(1)		(2)

At 31 December 2024	(9)	42	(34)		(59)	65		113	30	33	(60)	(17)		104

a.
The above table has been
re-presented
in order to separately disclose the deferred tax on ‘Deferred revenue’ and ‘Research and development’ (both previously disclosed in ‘Other short-term temporary differences’), to aggregate deferred tax on ‘Deferred compensation’ with ‘Employee benefits’ (previously both disclosed separately), and to present deferred tax on ‘Expected credit losses on trade receivables’ within ‘Other short-term temporary differences’ (previously disclosed separately).

b.	The movements in 2024 and the closing balance arise as a result of the revised agreement with the IHG Owners Association (see note 3) and deferred revenue in respect of co-branding agreements.

c.	Becomes due in 2025 unless prevailing law at that time allows further deferral.

d.	Wholly in respect of revenue losses.

e.	Primarily in respect of contract costs, right-of-use assets, unrealised foreign exchange and expected credit losses on trade receivables, none of which has a balance exceeding $20m.

Summary of Deferred Tax Balance After Offset of Assets and Liabilities and Analysis by Key Territory
The analysis of the deferred tax balance after considering the offset of assets and liabilities within entities where there is a legal right to do so and an analysis of the deferred tax balance showing all territories with balances greater than $10m in either the current or prior year are as follows:

	2024 $m	2023 $m

Deferred tax assets	122	134

Deferred tax liabilities	(18)	(68)

	104	66

Analysed as:

United Arab Emirates	12	9

United Kingdom	99	113

United States	–	(53)

Other	(7)	(3)

	104	66

Summary of Unrecognised Deferred Tax Position
The total unrecognised deferred tax position is as follows:

		Gross	Unrecognised deferred tax

	2024 $m	2023 $m	2024 $m	2023 $m

Revenue losses	432	450	75	79

Capital losses	580	580	146	146

	1,012	1,030	221	225

Tax credits	46	32	46	32

Other a	22	16	7	5

	1,080	1,078	274	262

a.	Primarily relates to costs incurred for which tax relief has not been obtained.

Summary of Unrecognized Deferred Tax Based on Expiry Date
There is no expiry date to any of the above unrecognised assets other than for the losses and tax credits as shown in the table below:

		Gross	Unrecognised deferred tax

Expiry date	2024 $m	2023 $m	2024 $m	2023 $m

2024	–	6	–	1

2025	11	11	2	2

2026	7	7	1	1

2027	7	7	1	1

2028	–	6	–	1

2029	10	10	10	10

After 2031	36	22	36	22